Note 18 Changes in other intangible assets (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other intangible assets [Line Items]
Other intangible assets		€ 1,379	€ 1,435
Other intangible assets		1,449	1,379	€ 1,435
Computer software [member]
Other intangible assets [Line Items]
Other intangible assets		1,239	1,202	1,598
Additions other than through business combinations, intangible assets other than goodwill		592	470	452
Amortisation, intangible assets other than goodwill		(490)	(446)	(448)
Amortization transfer to discontinued operations	[1]	0	0	(77)
Increase (decrease) through net exchange differences, intangible assets and goodwill		80	29	(38)
Impairment		(25)	(15)	(6)
Decreases by companies held for sale other intangible assets	[1]	0	0	(279)
Other intangible assets		1,396	1,239	1,202
Other intangible assets [member]
Other intangible assets [Line Items]
Other intangible assets		140	233	412
Additions other than through business combinations, intangible assets other than goodwill		0	0	8
Amortisation, intangible assets other than goodwill		(20)	(48)	(59)
Amortization transfer to discontinued operations	[1]	0	0	(3)
Increase (decrease) through net exchange differences, intangible assets and goodwill		(63)	(45)	(91)
Impairment		0	0	0
Decreases by companies held for sale other intangible assets	[1]	0	0	(34)
Other intangible assets		56	140	233
Total of intangible assets [Member]
Other intangible assets [Line Items]
Other intangible assets		1,379	1,435	2,010
Additions other than through business combinations, intangible assets other than goodwill		592	470	460
Amortisation, intangible assets other than goodwill		(510)	(494)	(507)
Amortization transfer to discontinued operations	[1]	0	0	(80)
Increase (decrease) through net exchange differences, intangible assets and goodwill		17	(16)	(129)
Impairment		(25)	(15)	(6)
Decreases by companies held for sale other intangible assets	[1]	0	0	(313)
Other intangible assets		€ 1,453	€ 1,379	€ 1,435

[1]	(1) Amount is mainly due to the companies in the United States included in the USA Sale (see Notes 3 and 21).